Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table summarizes information regarding Nucor’s financial assets and liabilities that are measured at fair value as of December 31, 2018 and 2017. Nucor does not have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		(in thousands) Fair Value Measurements at Reporting Date Using
Description	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2018
Assets:
Cash equivalents	$1,084,319	$1,084,319	$—	$—
Derivative contracts	4,772	—	4,772	—

Total assets	$1,089,091	$1,084,319	$4,772	$—

Liabilities:
Derivative contracts	$(8,600)	$—	$(8,600)	$—

As of December 31, 2017
Assets:
Cash equivalents	$594,946	$594,946	$—	$—
Short-term investments	50,000	50,000	—	—
Derivative contracts	479	—	479	—

Total assets	$645,425	$644,946	$479	$—

Liabilities:
Derivative contracts	$(8,531)	$—	$(8,531)	$—